Expense Example - Dunham Real Estate Stock Fund	Oct. 01, 2025 USD ($)
Dunham Real Estate Stock Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 740
Expense Example, with Redemption, 3 Years	1,086
Expense Example, with Redemption, 5 Years	1,455
Expense Example, with Redemption, 10 Years	2,488
Dunham Real Estate Stock Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	770
Expense Example, with Redemption, 5 Years	1,316
Expense Example, with Redemption, 10 Years	2,806
Dunham Real Estate Stock Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	$ 1,757